Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued compensation and benefits		$ 32.4	$ 28.3
Accrued waste disposal costs		39.8	37.2
Accrued insurance and self-insurance reserves		15.1	14.9
Accrued severance		2.2	3.6
Derivative valuation		16.2	20.6
Other accrued expenses		30.0	26.1
Accrued expenses net	$ 116.2	$ 135.7	$ 130.7